Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lease Disclosure [Abstract]
Short-term leases and leases of low-value assets	$ 30	$ 54	$ 68	$ 116